Cash and cash equivalents (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Cash and cash equivalents
Short-term investments		$ 5,982,314		$ 4,433,559
Cash in banks		963,162		2,632,878
Cash on hand		5,403		4,814
Total cash and cash equivalents	$ 352,204	$ 6,950,879	$ 358,303	$ 7,071,251	$ 5,157,313	$ 2,264,857